Expense Example - 800VDC AI Datacenter ETF - NONE or SAME	Sep. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 157